Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	Successor
	September 30,	December 31,
	2012	2011
Salaries and wages	$3.2	$2.7
Bonuses and profit sharing	5.8	5.9
Vacation pay	4.5	4.4
Product returns	51.9	55.6
Rebates, credits and discounts due to customers	13.6	11.7
Insurance	9.0	10.8
Taxes payable	9.4	8.0
Interest	4.7	13.2
Accrued litigation	0.2	8.1
Professional fees	2.6	2.9
Other	10.4	7.7

	$115.3	$131.0